Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Tian’an Technology Group Ltd.
Entity Central Index Key	0001941189
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	10th Floor, Building 5
Entity Address, Address Line Two	No. 525
Entity Address, Address Line Three	Yuanjiang Road, Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(646)
Local Phone Number	861-7891
Contact Personnel Name	Mark E. Crone, Esq.